Share-based payments (Details 2) - Category A [Member] - DRL 2007 Plan [Member]	12 Months Ended
	Mar. 31, 2024 shares Number mo ₨ / shares	Mar. 31, 2024 shares Number mo ₨ / shares $ / shares	Mar. 31, 2023 shares Number mo ₨ / shares	Mar. 31, 2023 shares Number mo ₨ / shares $ / shares
Statement [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | shares	356,181	356,181	266,214	266,214
Shares arising out of options, Granted during the year | Number	81,009	81,009	94,302	94,302
Shares arising out of options, Expired/forfeited during the year | Number	(9,596)	(9,596)
Shares arising out of options, Exercised during the year | shares	(211,510)	(211,510)	(4,335)	(4,335)
Shares arising out of options, Outstanding at the end of the year | shares	216,084	216,084	356,181	356,181
Shares arising out of options, Exercisable at the end of the year | Number	24,723	24,723	198,181	198,181
Weighted average exercise price, Outstanding at the beginning of the year | (per share)	₨ 3,108.24	$ 3,108.24	₨ 2,823.04
Weighted average exercise price, Granted during the year	4,933.11		3,905.8
Weighted average exercise price, expired/forfeited during the year	4,281.78
Weighted average exercise price, Exercised during the year	2,611.73		2,948.77
Weighted average exercise price, Outstanding at the end of the year | (per share)	4,226.26		3,108.24	$ 3,108.24
Weighted average exercise price, Exercisable at the end of the year	₨ 3,545.36	$ 3,545.36	₨ 2,574.27	$ 2,574.27
Weighted average remaining useful life, Outstanding at the beginning of the year | mo	54	54	56	56
Weighted average remaining useful life, Granted during the year | mo	96	96	96	96
Weighted average remaining useful life, Outstanding at the end of the year | mo	72	72	54	54
Weighted average remaining useful life, Exercisable at the end of the year | mo	37	37	36	36
Bottom of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year	₨ 1,982		₨ 1,982
Range of exercise prices, Granted during the year	4,907		3,905.8
Range of exercise prices,exercised/forfeited during the year	3,679
Range of exercise prices, Exercised during the year	1,982		2,607
Range of exercise prices, Outstanding at the end of the year	2,607		1,982
Range of exercise prices, Exercisable at the end of the year	2,607	$ 2,607	1,982	$ 1,982
Top of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year	5,301		5,301
Range of exercise prices, Granted during the year	5,856
Range of exercise prices,exercised/forfeited during the year	5,301
Range of exercise prices, Exercised during the year	3,679		3,679
Range of exercise prices, Outstanding at the end of the year	5,856		5,301
Range of exercise prices, Exercisable at the end of the year	₨ 5,301	$ 5,301	₨ 5,301	$ 5,301